Expense Example {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-06 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628